SCHEDULE OF REALIZED AND UNREALIZED GAIN (LOSS) ON SHORT TERM INVESTMENT (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Realized gain
Marketable securities	¥ 3,299	¥ 6,093	¥ 24,913
Available-for-sale debt securities		9,732	1,640
Unrealized loss
Marketable securities	¥ 6,800		¥ 25,490